CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 53,111	¥ 38,384	¥ 74,388	¥ 104,647
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	58,079	(5,542)	46,285	27,431
Defined benefit pension plans:
Pension liability adjustment	14	449	374	2,005
Deferred income taxes	(69)	(171)	(211)	(703)
Total	(55)	278	163	1,302
Non-trading securities:
Net unrealized gain on non-trading securities	6,312	4,471	9,712	1,469
Deferred income taxes	(2,017)	(1,286)	(2,539)	(645)
Total	4,295	3,185	7,173	824
Total other comprehensive income (loss)	62,319	(2,079)	53,621	29,557
Comprehensive income	115,430	36,305	128,009	134,204
Less: Comprehensive income attributable to noncontrolling interests	3,574	962	5,380	1,382
Comprehensive income (loss) attributable to NHI shareholders	¥ 111,856	¥ 35,343	¥ 122,629	¥ 132,822